Distribution Date:	02/18/25	JPMBB Commercial Mortgage Securities Trust 2014-C26
Determination Date:	02/11/25
Next Distribution Date:	03/17/25
Record Date:	01/31/25	Commercial Mortgage Pass-Through Certificates
Series 2014-C26

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Midland Loan Services
Exchangeable Certificate Detail	5
			askmidlandls.com	(913) 253-9000
Additional Information	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	CWCapital Asset Management LLC
Bond / Collateral Reconciliation - Balances	8		Attention: Brian Hanson	(202) 715-9500	CWCAMContractNotices@cwcapital.com
Current Mortgage Loan and Property Stratification	9-13		900 19th Street NW, 8th Floor | Washington, DC 20006 | United States
Mortgage Loan Detail (Part 1)	14	Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	15		Attention: JPMBB 2014-C26 Transaction Manager		notices@pentalphasurveillance.com
Principal Prepayment Detail	16		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Historical Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	18		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	19				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	20
Specially Serviced Loan Detail - Part 2	21-22
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46643TAY8	1.596200%	59,050,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46643TAZ5	3.018500%	211,650,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46643TBA9	3.231200%	300,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46643TBJ0	3.494300%	337,579,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	46643TBB7	3.288400%	106,446,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	46643TBE1	3.799600%	94,224,000.00	58,446,388.14	18,170,432.15	185,060.75	0.00	0.00	18,355,492.90	40,275,955.99	88.72%	23.50%
B	46643TBF8	3.950800%	67,045,000.00	67,045,000.00	0.00	220,734.49	0.00	0.00	220,734.49	67,045,000.00	69.95%	18.87%
C	46643TBG6	4.209584%	48,924,000.00	48,924,000.00	0.00	171,624.75	0.00	0.00	171,624.75	48,924,000.00	56.25%	15.50%
D	46643TAL6	3.709584%	106,908,000.00	106,908,000.00	0.00	431,024.54	0.00	0.00	431,024.54	106,908,000.00	26.32%	8.13%
E	46643TAN2	4.000000%	34,428,000.00	34,428,000.00	0.00	42,387.04	0.00	0.00	42,387.04	34,428,000.00	16.68%	5.75%
F*	46643TAQ5	4.000000%	25,369,000.00	25,369,000.00	0.00	0.00	0.00	0.00	0.00	25,369,000.00	9.58%	4.00%
NR	46643TAS1	4.000000%	57,983,872.00	34,211,084.13	0.00	0.00	0.00	0.00	0.00	34,211,084.13	0.00%	0.00%
HOW	46643TAU6	4.989700%	10,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	46643TAW2	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,459,606,873.00	375,331,472.27	18,170,432.15	1,050,831.57	0.00	0.00	19,221,263.72	357,161,040.12

X-A	46643TBC5	0.409984%	1,108,949,000.00	58,446,388.14	0.00	19,968.41	0.00	0.00	19,968.41	40,275,955.99
X-B	46643TBD3	0.258784%	67,045,000.00	67,045,000.00	0.00	14,458.49	0.00	0.00	14,458.49	67,045,000.00
X-C	46643TAA0	0.000000%	48,924,000.00	48,924,000.00	0.00	0.00	0.00	0.00	0.00	48,924,000.00
X-D	46643TAC6	0.500000%	106,908,000.00	106,908,000.00	0.00	44,545.00	0.00	0.00	44,545.00	106,908,000.00
X-E	46643TAE2	0.209584%	34,428,000.00	34,428,000.00	0.00	6,012.97	0.00	0.00	6,012.97	34,428,000.00
X-F	46643TAG7	0.209584%	25,369,000.00	25,369,000.00	0.00	4,430.79	0.00	0.00	4,430.79	25,369,000.00
X-NR	46643TAJ1	0.209584%	57,983,872.00	34,211,084.13	0.00	5,975.09	0.00	0.00	5,975.09	34,211,084.13
Notional SubTotal			1,449,606,872.00	375,331,472.27	0.00	95,390.75	0.00	0.00	95,390.75	357,161,040.12

Deal Distribution Total					18,170,432.15	1,146,222.32	0.00	0.00	19,316,654.47

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46643TAY8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46643TAZ5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46643TBA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46643TBJ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	46643TBB7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	46643TBE1	620.29194409	192.84292908	1.96405109	0.00000000	0.00000000	0.00000000	0.00000000	194.80698017	427.44901501
B	46643TBF8	1,000.00000000	0.00000000	3.29233336	0.00000000	0.00000000	0.00000000	0.00000000	3.29233336	1,000.00000000
C	46643TBG6	1,000.00000000	0.00000000	3.50798688	0.00000000	0.00000000	0.00000000	0.00000000	3.50798688	1,000.00000000
D	46643TAL6	1,000.00000000	0.00000000	4.03173327	(0.94041307)	0.00000000	0.00000000	0.00000000	4.03173327	1,000.00000000
E	46643TAN2	1,000.00000000	0.00000000	1.23117927	2.10215406	13.01809399	0.00000000	0.00000000	1.23117927	1,000.00000000
F	46643TAQ5	1,000.00000000	0.00000000	0.00000000	3.33333320	46.42342899	0.00000000	0.00000000	0.00000000	1,000.00000000
NR	46643TAS1	590.01034167	0.00000000	0.00000000	1.96670119	94.17429229	0.00000000	0.00000000	0.00000000	590.01034167
HOW	46643TAU6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	46643TAW2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46643TBC5	52.70430664	0.00000000	0.01800661	0.00000000	0.00000000	0.00000000	0.00000000	0.01800661	36.31903360
X-B	46643TBD3	1,000.00000000	0.00000000	0.21565352	0.00000000	0.00000000	0.00000000	0.00000000	0.21565352	1,000.00000000
X-C	46643TAA0	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	46643TAC6	1,000.00000000	0.00000000	0.41666667	0.00000000	0.00000000	0.00000000	0.00000000	0.41666667	1,000.00000000
X-E	46643TAE2	1,000.00000000	0.00000000	0.17465348	0.00000000	0.00000000	0.00000000	0.00000000	0.17465348	1,000.00000000
X-F	46643TAG7	1,000.00000000	0.00000000	0.17465371	0.00000000	0.00000000	0.00000000	0.00000000	0.17465371	1,000.00000000
X-NR	46643TAJ1	590.01034167	0.00000000	0.10304745	0.00000000	0.00000000	0.00000000	0.00000000	0.10304745	590.01034167

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	01/01/25 - 01/30/25	30	0.00	19,968.41	0.00	19,968.41	0.00	0.00	0.00	19,968.41	0.00
X-B	01/01/25 - 01/30/25	30	0.00	14,458.49	0.00	14,458.49	0.00	0.00	0.00	14,458.49	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	01/01/25 - 01/30/25	30	0.00	44,545.00	0.00	44,545.00	0.00	0.00	0.00	44,545.00	0.00
X-E	01/01/25 - 01/30/25	30	0.00	6,012.97	0.00	6,012.97	0.00	0.00	0.00	6,012.97	0.00
X-F	01/01/25 - 01/30/25	30	0.00	4,430.79	0.00	4,430.79	0.00	0.00	0.00	4,430.79	0.00
X-NR	01/01/25 - 01/30/25	30	0.00	5,975.09	0.00	5,975.09	0.00	0.00	0.00	5,975.09	0.00
A-S	01/01/25 - 01/30/25	30	0.00	185,060.75	0.00	185,060.75	0.00	0.00	0.00	185,060.75	0.00
B	01/01/25 - 01/30/25	30	0.00	220,734.49	0.00	220,734.49	0.00	0.00	0.00	220,734.49	0.00
C	01/01/25 - 01/30/25	30	0.00	171,624.75	0.00	171,624.75	0.00	0.00	0.00	171,624.75	0.00
D	01/01/25 - 01/30/25	30	100,537.68	330,486.86	0.00	330,486.86	(100,537.68)	0.00	0.00	431,024.54	0.00
E	01/01/25 - 01/30/25	30	375,813.98	114,760.00	0.00	114,760.00	72,372.96	0.00	0.00	42,387.04	448,186.94
F	01/01/25 - 01/30/25	30	1,093,152.64	84,563.33	0.00	84,563.33	84,563.33	0.00	0.00	0.00	1,177,715.97
NR	01/01/25 - 01/30/25	30	5,346,553.16	114,036.95	0.00	114,036.95	114,036.95	0.00	0.00	0.00	5,460,590.11
HOW	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			6,916,057.46	1,316,657.88	0.00	1,316,657.88	170,435.56	0.00	0.00	1,146,222.32	7,086,493.02

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46643TBE1	3.799600%	94,224,000.00	58,446,388.14	18,170,432.15	185,060.75	0.00	0.00	18,355,492.90	40,275,955.99
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46643TBF8	3.950800%	67,045,000.00	67,045,000.00	0.00	220,734.49	0.00	0.00	220,734.49	67,045,000.00
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46643TBG6	4.209584%	48,924,000.00	48,924,000.00	0.00	171,624.75	0.00	0.00	171,624.75	48,924,000.00
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			210,193,000.03	174,415,388.14	18,170,432.15	577,419.99	0.00	0.00	18,747,852.14	156,244,955.99

Exchangeable Certificate Details
EC	46643TBH4	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 27

	Additional Information
Total Available Distribution Amount (1)	19,316,654.47
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,359,052.23	Master Servicing Fee	2,528.51
Interest Reductions due to Nonrecoverability Determination	(178,449.64)	Certificate Administrator Fee	1,001.93
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	161.60
ARD Interest	0.00	Senior Trust Advisor Fee	549.44
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00	Total Fees	4,241.48
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,180,602.59

Principal		Expenses/Reimbursements
Scheduled Principal	18,146,980.97	Reimbursement for Interest on Advances	(102.04)
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	(23,451.18)	Special Servicing Fees (Monthly)	(7,713.10)
Collection of Principal after Maturity Date	23,451.18	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	23,451.18	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	18,170,432.15	Total Expenses/Reimbursements	(7,815.14)

		Interest Reserve Deposit	37,953.93

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,146,222.32
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	18,170,432.15
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	19,316,654.47
Total Funds Collected	19,351,034.74	Total Funds Distributed	19,351,034.74

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	375,331,472.27	375,331,472.27	Beginning Certificate Balance	375,331,472.27
(-) Scheduled Principal Collections	18,146,980.97	18,146,980.97	(-) Principal Distributions	18,170,432.15
(-) Unscheduled Principal Collections	23,451.18	23,451.18	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	357,161,040.12	357,161,040.12	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	379,063,415.90	379,063,415.90	Ending Certificate Balance	357,161,040.12
Ending Actual Collateral Balance	360,882,942.91	360,882,942.91

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	10,060,805.78	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	10,060,805.78	0.00	Net WAC Rate	4.21%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	9,999,999 or less	1	3,807,354.48	1.07%	(2)	4.6300	1.180000	1.35 or less	5	157,045,061.13	43.97%	(2)	4.4117	0.805841
10,000,000 to 19,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.36 to 1.45	0	0.00	0.00%	0	0.0000	0.000000
20,000,000 to 24,999,999		1	22,130,284.45	6.20%	(2)	4.5986	1.040000	1.46 to 1.55	1	42,803,564.95	11.98%	(4)	4.0610	1.500000
25,000,000 to 49,999,999		5	173,267,779.54	48.51%	(2)	4.4686	1.212397	1.56 to 1.65	0	0.00	0.00%	0	0.0000	0.000000
	50,000,000 or greater	2	157,955,621.65	44.23%	(3)	3.8458	2.090928	1.66 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
	Totals	9	357,161,040.12	100.00%	(3)	4.2030	1.589903	1.81 to 2.00	2	57,312,414.04	16.05%	(2)	4.8241	1.868578
								2.01 or greater	1	100,000,000.00	28.00%	(4)	3.5800	2.700000
								Totals	9	357,161,040.12	100.00%	(3)	4.2030	1.589903
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Florida	1	22,130,284.45	6.20%	(2)	4.5986	1.040000
							Lodging	2	51,601,678.53	14.45%	(2)	4.9535	1.485483
Kentucky	1	29,471,394.08	8.25%	(2)	5.2200	1.820000
							Office	4	231,107,422.20	64.71%	(3)	4.0303	1.596855
Missouri	1	42,803,564.95	11.98%	(4)	4.0610	1.500000
							Retail	3	74,451,939.39	20.85%	(3)	4.2187	1.640693
New York	4	158,594,636.31	44.40%	(3)	3.8778	2.137496
							Totals	9	357,161,040.12	100.00%	(3)	4.2030	1.589903
Pennsylvania	1	57,955,621.65	16.23%	(1)	4.3045	1.040000

Texas	1	46,205,538.68	12.94%	(2)	4.4850	0.600000

Totals	9	357,161,040.12	100.00%	(3)	4.2030	1.589903

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.40000% or less	4	227,705,448.47	63.75%	(3)	3.9438	1.780929	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	3	96,176,843.09	26.93%	(2)	4.4880	1.083354	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	1	3,807,354.48	1.07%	(2)	4.6300	1.180000	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% to 5.00000%	0	0.00	0.00%	0	0.0000	0.000000	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00001% or greater	1	29,471,394.08	8.25%	(2)	5.2200	1.820000	49 months or greater	9	357,161,040.12	100.00%	(3)	4.2030	1.589903
	Totals	9	357,161,040.12	100.00%	(3)	4.2030	1.589903	Totals	9	357,161,040.12	100.00%	(3)	4.2030	1.589903
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	9	357,161,040.12	100.00%	(3)	4.2030	1.589903	Interest Only	1	100,000,000.00	28.00%	(4)	3.5800	2.700000
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	8	257,161,040.12	72.00%	(2)	4.4452	1.158229
	Totals	9	357,161,040.12	100.00%	(3)	4.2030	1.589903	300 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	9	357,161,040.12	100.00%	(3)	4.2030	1.589903
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	6	280,201,885.09	78.45%	(3)	4.1382	1.872177			No outstanding loans in this group
	13 months to 24 months	3	76,959,155.03	21.55%	(2)	4.4386	0.562168
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	9	357,161,040.12	100.00%	(3)	4.2030	1.589903
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30308613	OF	New York	NY	Actual/360	3.580%	308,277.78	0.00	0.00	N/A	10/06/24	--	100,000,000.00	100,000,000.00	02/06/25
2	30308614	OF	Philadelphia	PA	Actual/360	4.305%	215,193.72	100,455.30	0.00	N/A	01/01/25	07/01/25	58,056,076.95	57,955,621.65	02/01/25
4	30308616	OF	Houston	TX	Actual/360	4.485%	0.00	0.00	0.00	N/A	12/01/24	--	46,205,538.68	46,205,538.68	12/01/19
6	30308618	RT	Chesterfield	MO	Actual/360	4.061%	150,039.07	101,858.00	0.00	N/A	10/06/24	--	42,905,422.95	42,803,564.95	02/06/25
17	30308629	LO	Lexington	KY	Actual/360	5.220%	132,718.44	54,399.55	0.00	N/A	12/01/24	--	29,525,793.63	29,471,394.08	02/01/25
19	30308631	RT	Staten Island	NY	Actual/360	4.405%	105,813.23	54,524.79	0.00	N/A	12/06/24	--	27,895,544.75	27,841,019.96	02/06/25
21	30308633	OF	Rye	NY	Actual/360	4.332%	100,691.89	46,470.97	0.00	N/A	12/06/24	--	26,992,732.84	26,946,261.87	06/06/24
22	30308634	LO	Fort Lauderdale	FL	Actual/360	4.599%	87,812.81	45,196.69	0.00	N/A	12/01/24	--	22,175,481.14	22,130,284.45	12/01/24
27	30308639	MU	Irvine	CA	Actual/360	4.240%	64,819.91	17,753,474.27	0.00	N/A	11/06/24	--	17,753,474.27	0.00	02/06/25
59	30308671	RT	Far Rockaway	NY	Actual/360	4.630%	15,235.74	14,052.58	0.00	N/A	12/06/24	--	3,821,407.06	3,807,354.48	02/06/25
Totals							1,180,602.59	18,170,432.15	0.00				375,331,472.27	357,161,040.12
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	27,710,106.64	22,563,036.28	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2	4,488,574.74	4,905,482.39	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	93,156.64	0.00
4	2,426,802.68	0.00	--	--	06/11/24	30,652,527.62	1,645,759.88	(409.82)	467,350.47	0.00	0.00
6	8,968,444.72	8,640,290.32	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17	3,527,157.76	4,870,378.95	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
19	3,458,314.15	3,905,792.88	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	495,476.92	0.00
21	1,094,110.72	0.00	--	--	--	0.00	0.00	146,923.45	1,176,378.76	0.00	0.00
22	2,845,214.49	2,298,401.64	07/01/23	06/30/24	--	0.00	0.00	132,812.82	265,827.85	0.00	0.00
27	2,221,984.32	2,264,997.01	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
59	417,017.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	57,157,727.25	49,448,379.47				30,652,527.62	1,645,759.88	279,326.45	1,909,557.08	588,633.56	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
6	30308618	23,451.18	Partial Liquidation (Curtailment)	0.00	0.00
Totals		23,451.18		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/18/25	0	0.00	0	0.00	0	0.00	0	0.00	1	46,205,538.68	2	46,610,919.43	1	23,451.18	0	0.00	4.202964%	4.191041%	(3)
01/17/25	0	0.00	0	0.00	0	0.00	0	0.00	1	46,205,538.68	2	129,525,793.63	1	14,513.49	0	0.00	4.204961%	4.191222%	(2)
12/17/24	0	0.00	0	0.00	0	0.00	0	0.00	1	46,205,538.68	0	0.00	0	0.00	0	0.00	4.258232%	4.244854%	(1)
11/18/24	0	0.00	0	0.00	2	73,293,943.50	0	0.00	1	46,205,538.68	0	0.00	0	0.00	4	83,316,801.55	4.281506%	4.267677%	0
10/18/24	0	0.00	0	0.00	2	73,339,886.20	0	0.00	1	46,205,538.68	1	58,362,137.55	1	100,000.00	3	67,818,855.09	4.302303%	4.287986%	1
09/17/24	0	0.00	0	0.00	2	73,388,917.06	0	0.00	1	46,205,538.68	0	0.00	0	0.00	4	61,369,565.56	4.345488%	4.331647%	2
08/16/24	0	0.00	0	0.00	2	73,434,506.79	0	0.00	1	46,205,538.68	0	0.00	0	0.00	8	75,015,237.91	4.354681%	4.340538%	3
07/17/24	0	0.00	0	0.00	2	73,479,927.09	0	0.00	1	46,205,538.68	0	0.00	0	0.00	0	0.00	4.365553%	4.350760%	4
06/17/24	0	0.00	1	27,322,915.54	1	46,205,538.68	0	0.00	1	46,205,538.68	0	0.00	0	0.00	1	16,983,613.16	4.365782%	4.350987%	5
05/17/24	2	33,797,072.20	0	0.00	1	46,205,538.68	1	0.00	1	46,205,538.68	0	0.00	0	0.00	2	43,888,519.39	4.373078%	4.358366%	6
04/17/24	0	0.00	0	0.00	2	67,108,009.83	1	20,902,471.15	1	46,205,538.68	0	0.00	0	0.00	2	11,614,145.31	4.383345%	4.368266%	7
03/15/24	0	0.00	0	0.00	2	67,147,405.11	1	20,941,866.43	1	46,205,538.68	0	0.00	0	0.00	0	0.00	4.384433%	4.369409%	8
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 17 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	30308616	12/01/19	61	5	(409.82)	467,350.47	199,534.96	49,460,572.69	12/17/18	7	12/05/18		02/04/20
21	30308633	06/06/24	7	5	146,923.45	1,176,378.76	44,050.03	27,322,915.54	05/06/24	1
22	30308634	12/01/24	1	5	132,812.82	265,827.85	17,671.99	22,220,499.56	06/25/24	98
Totals					279,326.45	1,909,557.08	261,256.98	99,003,987.79
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		299,205,418	203,923,333	49,076,546		46,205,539
0 - 6 Months		57,955,622	57,955,622	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-25	357,161,040	261,878,955	22,130,284	0	26,946,262	46,205,539
Jan-25	375,331,472	262,204,245	22,175,481	0	44,746,207	46,205,539
Dec-24	420,049,083	137,906,474	0	91,111,236	144,825,835	46,205,539
Nov-24	458,636,694	261,165,775	0	0	151,265,380	46,205,539
Oct-24	654,647,992	574,941,025	0	0	33,501,429	46,205,539
Sep-24	744,371,342	650,326,057	0	0	47,839,746	46,205,539
Aug-24	820,467,562	747,033,055	0	0	27,228,968	46,205,539
Jul-24	900,372,941	826,893,014	0	0	27,274,388	46,205,539
Jun-24	902,068,585	828,540,131	0	27,322,916	0	46,205,539
May-24	920,650,532	840,647,921	33,797,072	0	0	46,205,539
Apr-24	971,962,579	904,854,570	0	0	20,902,471	46,205,539
Mar-24	985,321,496	918,174,091	0	0	20,941,866	46,205,539
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 19 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	30308613	100,000,000.00	100,000,000.00	273,800,000.00	08/01/24	19,606,048.28	2.70000	06/30/24	10/06/24	I/O
2	30308614	57,955,621.65	57,955,621.65	60,500,000.00	02/02/24	3,504,876.09	1.04000	09/30/24	01/01/25	237
4	30308616	46,205,538.68	49,460,572.69	23,200,000.00	12/28/23	1,884,763.68	0.60000	09/30/23	12/01/24	237
6	30308618	42,803,564.95	42,803,564.95	98,800,000.00	08/15/24	8,218,536.32	1.50000	06/30/24	10/06/24	237
21	30308633	26,946,261.87	27,322,915.54	15,900,000.00	09/18/24	730,078.72	0.41000	06/30/23	12/06/24	237
22	30308634	22,130,284.45	22,220,499.56	28,000,000.00	07/25/24	1,661,770.16	1.04000	06/30/24	12/01/24	237
27	30308639	0.00	-	32,800,000.00	10/06/14	2,165,613.01	1.84000	06/30/24	11/06/24	237
Totals		296,041,271.60	299,763,174.39	533,000,000.00		37,771,686.26

© 2021 Computershare. All rights reserved. Confidential.										Page 20 of 27

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1	30308613	OF	NY	06/20/24	98

2/11/2025 - The loan transferred to Special Servicing effective 6/20/2024 for imminent maturity default. The subject is a 712,791 SF office property located in New York, NY and was built in 1921 and renovated in 2012. Occupancy as of

November 2024 was 80. 49%. A July 2024 inspection found the asset in good overall condition. The Borrower sent in a letter requesting a transfer to special servicer due to their upcoming maturity date citing refinancing issues. The Loan matured in October 2024. The PNA has be en signed, and the Borrower and special servicer have commenced discussions. The special servicer and Borrower have entered into a forbearance agreement that would allow Borrower an additional

6 months to refinance the collateral. This agreement was executed effective 11/6/2024. If Borrower is unsuccessful, Borrower can choose to exercise a maturity extension option in exchange for a new cash equity contribution, cash management

	set up and increased financial reporting. The Loan will remain in special ser vicing during the forbearance period.
2	30308614	OF	PA	12/19/23	1

2/11/2025 - The loan transferred to Special Servicing effective 12/19/2023. 1515 Market is a 20-story Class A office building totaling 502,217 SF located at 1515 Market Street in the Center City submarket in Philadelphia, PA. Occupancy as of

November 2024 is 72.81%. The asset was built in 1960 and renovated in 2017. Property amenities include bike racks, a conference center, and 24/7 security. The property has 0 parking spaces, but it has underground access to public transit.

The Borrower signed a PNA in January 2024. A January 2025 site inspection found the asset in good overall condition. The loan is current. The special servicer closed a loan modification effective 9/6/24 that grants the Borrower a short term maturity extension since their largest tenant (~27% NRA) will not be making a decision on if they will stay and renew their lease at the subject property. As of January 2025, the tenant has toured the market and put in an offer to purchase a building in Philadelphia. It is expected that if their offer is accepted they would vacate the subject property. It is unknown at this time if their offer was accepted. The modification extended the maturity date to 7/1/25 in exchange for a principal pay

	down of the Loan, increased reporting, and new cash equity to reserves.
4	30308616	OF	TX	12/17/18	7

2/11/2025 - The loan transferred to SS on 12/17/2018 as a result of the Borrower filing for bankruptcy protection on 12/05/2018. The Lender negotiated a deal with the Borrower to dismiss the BK, consent to the foreclosure and consent to appointment of receiver. The Lender completed the foreclosure on February 4, 2020. The asset was marketed for sale following the foreclosure, however, it was not successful. CWCapital became the named Special Servicer effective

11/17/2023. The subject collateral consists of 5 low-rise office buildings totaling 253,369 SF, located in Houston, TX, built in 2001. As of January 2025 the property was 55.5% leased, as compared to 49.6% at year-end 2023. The December

2024 YTD NOI DSCR is approximately 0.45x. The properties were most recently inspected in March 2024 and found to be in fair overall condition. Leasing efforts to stabilize the property continue. The 7850 Building totaling 42.8K SF was sold

	on 10/31/24 and the 7900 Building totaling 37.4k SF was sold on 1/10/25. Th e remaining 5 properties will be marketed for sale in phases in early 2025.
6	30308618	RT	MO	07/18/24	1

2/11/2025 - The loan transferred to Special Servicing effective 7/18/2024 for imminent maturity default. The loan collateral is a 351,184 square foot factory outlet mall located in Chesterfield, Missouri (30 miles west of downtown St. Louis). The property is +/- 97% occupied, however 11% of occupancy is temp tenancy (occupancy is 87% excluding temp tenants). Lease expirations are concentrated between now and 2027, with 48% of NRA that has either expired or will expire during that timeframe. Borrower has requested an extension of the loan maturity date to address the lease expirations/rollover and better position the property for payoff. Forbearance/loan modification agreement closed in December 2024 and current

	strategy is to monitor the loan pursuant to that agreement. One of three pari passu loans.
21	30308633	OF	NY	05/06/24	1

2/11/2025 - The loan transferred to Special Servicing effective 5/6/2024 for imminent monetary default and is currently due for the June 2024 payment. The subject is a 168,296 SF office property located in Rye, NY and was built in 1988. The asset as of December 2024 was 78.01% occupied. However occupancy is expected to decline to 69% with 22,225 SF of leases set to vacate upon lease expiration in 2025. As of November 2024, the property had a annualized YTD NOI and

NCF DSCR of 0.60x and 0.43x respectively. Cash management is in place. A site inspection was conducted in June 2024, and found the property to be in average overall condition with deferred maintenance. The Borrower and special servicer

	are undergoing discussions on a AB loan modification that will extend the maturity date for 3 years in return for an new equity commitment to be used toward leasing and capital costs.
22	30308634	LO	FL	06/25/24	98

2/11/2025 - The loan transferred to Special Servicing effective 6/25/2024 for imminent maturity default. The subject is a 315-room lodging property located in Fort Lauderdale, FL and was built in 1986 and renovated in 2008. The Borrower has submitted a hardship letter, seeking an I/O maturity extension. The Borrower has executed a PNL and is working to provide additional backup and support so that the special servicer can continue to review their request.

© 2021 Computershare. All rights reserved. Confidential.						Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
27	30308639	MU	CA	11/13/24	98
Special Servicer comments are not available for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	30308613	0.00	3.58000%	0.00	3.58000%	10	11/06/24	11/06/24	--
2	30308614	0.00	4.30450%	0.00	4.30450%	8	09/06/24	09/06/24	10/03/24
5	30308617	46,900,602.96	4.52700%	46,900,602.96	4.52700%	8	05/08/20	06/01/20	06/08/20
5	30308617	0.00	4.52700%	0.00	4.52700%	8	06/08/20	06/01/20	05/08/20
6	30308618	0.00	4.06100%	0.00	4.06100%	9	12/05/24	12/05/24	02/06/25
8	30308620	0.00	4.04500%	0.00	4.04500%	10	05/13/22	05/13/22	08/12/22
15	30308627	0.00	4.40000%	0.00	4.40000%	8	01/12/21	06/30/20	01/14/21
15	30308627	0.00	4.40000%	0.00	4.40000%	8	01/14/21	06/30/20	01/12/21
17	30308629	32,379,529.30	5.22000%	32,379,529.30	5.22000%	10	04/28/20	05/01/20	05/07/20
17	30308629	0.00	5.22000%	0.00	5.22000%	8	09/11/20	09/01/20	08/27/20
17	30308629	32,113,066.97	5.22000%	32,113,066.97	5.22000%	8	08/27/20	09/01/20	09/11/20
17	30308629	0.00	5.22000%	0.00	5.22000%	10	12/01/24	12/01/24	12/19/24
22	30308634	0.00	4.59860%	0.00	4.59860%	8	05/26/21	01/01/21	06/22/21
22	30308634	0.00	4.59860%	0.00	4.59860%	8	06/22/21	01/01/21	05/26/21
31	30308643	17,436,878.10	4.60960%	17,436,878.10	4.60960%	8	05/15/20	06/01/20	05/27/20
31	30308643	0.00	4.60960%	0.00	4.60960%	8	05/27/20	06/01/20	05/15/20
34	30308646	0.00	4.04350%	0.00	4.04350%	8	07/09/21	07/09/21	09/03/21
34	30308646	0.00	4.04350%	0.00	4.04350%	8	09/03/21	07/09/21	07/09/21
35	30308647	13,290,473.44	4.90000%	13,290,473.44	4.90000%	8	07/29/20	06/01/20	07/30/20
35	30308647	0.00	4.90000%	0.00	4.90000%	8	07/30/20	06/01/20	07/29/20
51	30308663	0.00	4.94000%	0.00	4.94000%	8	09/10/20	08/06/20	08/27/20
51	30308663	6,918,535.91	4.94000%	6,918,535.91	4.94000%	8	08/27/20	08/06/20	09/10/20
59	30308671	0.00	4.63000%	0.00	4.63000%		12/06/24	12/06/24	02/03/25
Totals		84,546,490.41		84,546,490.41
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
8	30308620	11/18/24	35,698,282.28	123,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
25	30308637	05/17/24	20,902,471.15	21,200,000.00	17,929,477.50	2,732,293.95	17,929,477.50	15,197,183.55	5,705,287.60	0.00	0.00	5,705,287.60	23.77%
40	30308652	11/18/20	10,323,014.79	10,300,000.00	6,940,918.09	276,013.72	6,940,918.09	6,664,904.37	3,658,110.42	0.00	69,970.24	3,588,140.18	31.20%
47	30308659	03/17/23	7,292,709.19	3,800,000.00	4,172,394.00	539,189.72	4,172,394.00	3,633,204.28	3,659,504.91	0.00	6,559.00	3,652,945.91	43.74%
57	30308669	10/17/22	5,213,455.18	5,600,000.00	4,750,232.47	379,779.34	4,750,232.47	4,370,453.13	843,002.05	0.00	21,769.78	821,232.27	13.51%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			79,429,932.59	163,900,000.00	33,793,022.06	3,927,276.73	33,793,022.06	29,865,745.33	13,865,904.98	0.00	98,299.02	13,767,605.96

* Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	10/18/24	38,009.05	0.00	0.00	0.00	0.00	38,009.05	0.00	0.00	38,570.09
		08/17/22	0.00	0.02	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/21	561.04	0.02	0.00	0.00	0.00	561.04	0.00	0.00
		12/17/20	0.00	0.02	0.00	0.00	0.00	0.00	0.00	0.00
8	30308620	11/25/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	30308637	05/17/24	0.00	0.00	5,705,287.60	0.00	0.00	5,705,287.60	0.00	0.00	5,705,287.60
40	30308652	08/17/22	0.00	0.00	3,588,140.18	0.00	0.00	(34,704.59)	0.00	0.00	3,588,140.18
		09/17/21	0.00	0.00	3,622,844.77	0.00	0.00	(561.06)	0.00	0.00
		12/17/20	0.00	0.00	3,623,405.83	0.00	0.00	(34,704.59)	0.00	0.00
		11/18/20	0.00	0.00	3,658,110.42	0.00	0.00	3,658,110.42	0.00	0.00
47	30308659	05/17/24	0.00	0.00	3,652,945.91	0.00	0.00	(6,559.00)	0.00	0.00	3,652,945.91
		03/17/23	0.00	0.00	3,659,504.91	0.00	0.00	3,659,504.91	0.00	0.00
57	30308669	03/15/24	0.00	0.00	821,232.27	0.00	0.00	(21,769.78)	0.00	0.00	821,232.27
		10/17/22	0.00	0.00	843,002.05	0.00	0.00	843,002.05	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			38,570.09	0.06	13,767,605.96	0.00	0.00	13,806,176.05	0.00	0.00	13,806,176.05

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	(21,527.78)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	0.00	(21.55)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	9,947.03	0.00	0.00	0.00	0.00	178,449.64	0.00	0.00	0.00	0.00
6	0.00	0.00	(19.94)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	5,810.94	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	4,773.89	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	(6,675.69)	0.00	0.00	0.00	0.00	0.00	(127.69)	0.00	0.00	0.00
59	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	25.65	0.00	0.00	0.00
Total	0.00	0.00	(7,713.10)	0.00	0.00	0.00	0.00	178,449.64	(102.04)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		170,634.50

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27